INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant balances for income tax losses carried forward
Operating losses	$ 907,131,000	$ 822,406,000
Tax losses	220,235,000	203,313,000
Valuation allowance
Sale of investment in Svyazinvest	68,768,000	66,596,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,332,000	94,692,000
Other		1,787,000
Valuation allowances	163,100,000	163,075,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	54,400,000	52,500,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,133,300,000	1,088,200,000
Deferred tax liability, recognized in relation to undistributed earnings of Uzdunrobita	0	0
Undistributed earnings of Uzdunrobita	(29,700,000)	647,800,000
Unrecognized deferred tax liability		117,000,000
Accruals for uncertain tax positions	10,600,000	16,300,000	14,000,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	16,338,000	13,993,000	10,607,000
Additions based on tax position related to the current year		9,149,000	14,590,000
Additions based on tax positions related to prior years	2,166,000	2,647,000	1,504,000
Additions based on tax of acquired entities	326,000	5,129,000	7,587,000
Reduction in tax positions related to prior years	(7,119,000)	(5,213,000)	(2,141,000)
Settlements with tax authorities	(1,960,000)	(8,323,000)	(18,109,000)
Currency translation adjustment	825,000	(1,044,000)	(45,000)
Balance, end of the year	10,576,000	16,338,000	13,993,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	1,200,000	100,000	3,300,000
Accrued interest and penalties	4,900,000	6,100,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	429,774,000	431,461,000
Tax losses	124,764,000	125,124,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Operating losses	477,357,000	390,945,000
Tax losses	$ 95,471,000	$ 78,189,000